Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	REALTY CAPITAL INCOME FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001565543
Document Creation Date	dei_DocumentCreationDate	Aug. 27, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 31, 2014
Prospectus Date	rr_ProspectusDate	Aug. 31, 2014